CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 14,129	$ 10,251
Federal funds sold	3,340	12,555
Interest-earning deposits in other financial institutions	4,643	2,308
Cash and cash equivalents	22,112	25,114
Investment securities available for sale - at fair value	153,942	195,963
Mortgage-backed securities available for sale - at fair value	9,361	6,029
Mortgage-backed securities held to maturity - at cost, approximate market value of $3,230 and $3,772 at December 31, 2013 and 2012, respectively	3,116	3,581
Loans receivable - net	336,134	337,110
Loans held for sale-at lower of cost or market	703	3,304
Real estate acquired through foreclosure - net	3,284	3,980
Office premises and equipment - at depreciated cost	11,505	12,481
Federal Home Loan Bank stock - at cost	8,651	8,651
Accrued interest receivable on loans	1,173	1,303
Accrued interest receivable on mortgage-backed securities	23	20
Accrued interest receivable on investments and interest-bearing deposits	775	941
Goodwill	10,309	10,309
Core deposit intangible - net	540	746
Prepaid expenses and other assets	3,537	4,596
Bank-owned life insurance	15,733	15,249
Prepaid federal income taxes	1,284	1,192
Deferred federal income taxes	4,928	1,413
Total assets	587,110	631,982
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	469,387	490,646
Advances from the Federal Home Loan Bank	19,261	24,314
Advances by borrowers for taxes and insurance	2,357	2,331
Accrued interest payable	71	90
Accounts payable and other liabilities	5,107	6,701
Total liabilities	496,183	524,082
Shareholders' equity
Preferred stock - authorized 5,000,000 shares, $.01 par value; none issued
Common stock - authorized 30,000,000 shares, $.01 par value; 6,834,803 and 7,596,557 shares issued at December 31, 2013 and 2012, respectively	76	76
Additional paid-in capital	57,215	65,772
Shares acquired by stock benefit plans	(1,574)	(1,992)
Retained earnings - restricted	42,439	43,444
Accumulated comprehensive income (loss), unrealized gains (losses) on securities available for sale, net of tax effects	(7,229)	600
Total shareholders' equity	90,927	107,900
Total liabilities and shareholders' equity	$ 587,110	$ 631,982